Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2022	551	20,272	2,069	22,892
Foreign exchange translation adjustment	—	1,143	72	1,215
Balance at December 31, 2023	551	21,415	2,141	24,107
Foreign exchange translation adjustment	—	(396)	(94)	(490)
Balance at December 31, 2024	551	21,019	2,047	23,617
Foreign exchange translation adjustment	—	1,599	169	1,768
Balance at December 31, 2025	551	22,618	2,216	25,385

Schedule of customer relationship intangible assets

	December 31, 2025			December 31, 2024
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(22,156)	7,629	29,785	(20,727)	9,058
Cayman	16,517	(11,068)	5,449	16,517	(9,967)	6,550
Channel Islands and the UK	97,860	(69,113)	28,747	97,860	(67,760)	30,100
Other	24,923	(5,336)	19,587	24,923	(4,639)	20,284
Total	169,085	(107,673)	61,412	169,085	(103,093)	65,992